ORGANIZATION AND DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		8 Months Ended	12 Months Ended
	Oct. 23, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Apr. 30, 2019
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price		$ 1,050	$ 6,125	$ 7,494	$ 6,439
Warrants outstanding					13,380,680
Cash proceeds from exercise of warrants		82,016			$ 30,692
Common stock issued in recapitalization, net of redemptions and transaction costs					644,589
Warrants		7,750			101,392
Cash received in recapitalization, net of transaction costs					$ 701,520
Subsequent Event [Member]
Business Acquisition [Line Items]
Cash proceeds from exercise of warrants		$ 82,000
GM | Note Payable
Business Acquisition [Line Items]
Amount outstanding	$ 20,800
Class A common stock
Business Acquisition [Line Items]
Shares issued upon notes conversion	4,000,000
B G L Warrants | Subsequent Event [Member]
Business Acquisition [Line Items]
Warrants outstanding		1,649,489
Private Placement Warrants | Subsequent Event [Member]
Business Acquisition [Line Items]
Warrants outstanding		2,306,418